Revenues - Summary of Breakdown of Revenues by Geographic Area (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,492,840	€ 1,292,402	€ 1,014,733
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	520,226	380,325	315,879
EMEA | Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	224,342	158,722	121,202
EMEA | UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	53,970	37,682	32,985
EMEA | Middle East, Africa, and Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	69,046	44,236	24,268
EMEA | Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	8,701	6,320	5,248
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	294,686	191,283	131,049
North America | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	270,312	176,059	114,818
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	29,889	19,971	12,915
APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	644,802	696,344	551,650
APAC | Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	494,110	588,876	438,193
APAC | Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	65,445	55,479	61,523
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 3,237	€ 4,479	€ 3,240